Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Lease Liabilities [Abstract]
Incremental borrowing rate	5.88%	5.88%	5.88%
Total cash outflows	$ 3,230,591	$ 415,067	$ 3,693,784	$ 3,706,727